Condensed Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 24,231	$ 13,184
Restricted bank deposits		151
Short-term bank deposits	12,021	17,110
Trade receivables		129
Other current assets	1,156	1,419
Total current assets	37,408	31,993
Non-current assets:
Restricted bank deposits	361	362
Long-term prepaid expenses	219	241
Funds in respect of employee rights upon retirement	330	354
Property, plant and equipment, net	6,547	6,632
Operating lease right-of-use assets	2,212	2,124
Total non-current assets	9,669	9,713
Total assets	47,077	41,706
Current liabilities:
Accounts payable: Trade	1,600	1,960
Accounts payable: Other	3,987	4,275
Deferred revenue	713	725
Current maturity of operating leases liability	438	393
Current maturity of finance lease liability		106
Total current liabilities	6,738	7,459
Non-current liabilities:
Liability for employee rights upon retirement	442	474
Deferred revenue	528	704
Operating lease liability	1,974	2,029
Other non-current liability	143	123
Total non-current liabilities	3,087	3,330
Total liabilities	9,825	10,789
Ordinary shares subject to possible redemption, 615,366 shares at redemption value (see note 4b)	1,598
Shareholders' equity:
Ordinary shares, NIS 0.01 par value; Authorized as of March 31, 2021 and December 31, 2020, 150,000,000 shares; issued and outstanding as of March 31, 2021 and December 31, 2020 54,519,369 and 48,187,463 shares, respectively (excluding 615,366 and -0- shares subject to possible redemption, as of March 31, 2021 and December 31, 2020, respectively)	127	108
Additional paid in capital	265,407	252,561
Warrants	8,556	10,401
Accumulated deficit	(238,436)	(232,153)
Total equity	35,654	30,917
Total liabilities, ordinary shares subject to possible redemption and shareholders' equity	$ 47,077	$ 41,706